Quarterly Financial Data (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended																		9 Months Ended				12 Months Ended
	Sep. 30, 2013		Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Sep. 30, 2013		Sep. 30, 2012		Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Quarterly Financial Data [Abstract]
Total revenue	$ 437,801		$ 491,604		$ 439,694		$ 411,644		$ 457,488		$ 473,957		$ 398,304		$ 345,939		$ 364,864		$ 1,316,880		$ 1,308,826		$ 1,800,430		$ 1,583,064		$ 1,337,050
Cost of revenue	190,794		224,516		191,217		178,036		200,704		225,628		162,850		136,091		148,736		553,171		569,957		794,473		673,305		564,861
Net revenue	247,007		267,088		248,477		233,608		256,784		248,329		235,454		209,848		216,128		763,709		738,869		1,005,957		909,759		772,189
Net income attributable to Cash America International, Inc.	$ 46,186		$ 24,480	[1]	$ 11,703	[1]	$ 29,820	[1]	$ 41,467	[1]	$ 37,827		$ 34,777		$ 26,981		$ 36,378		$ 115,244		$ 82,990		$ 107,470		$ 135,963		$ 115,538
Diluted net income per share	$ 1.52		$ 0.79	[2]	$ 0.37	[2]	$ 0.94	[2]	$ 1.30	[2]	$ 1.18	[2]	$ 1.08	[2]	$ 0.84	[2]	$ 1.13	[2]	$ 3.73		$ 2.62		$ 3.42		$ 4.25		$ 3.67
Diluted weighted average common shares	30,379	[3]	30,884		31,375	[3]	31,822		31,912		32,059		32,248		31,994		32,060		30,857	[3]	31,643	[3]	31,452	[4]	31,991	[4]	31,521	[4]

[1]	Net income attributable to Cash America International, Inc. for the third and fourth quarter of 2012 did not follow the normal seasonal trend due to the expenses recognized in connection with the Mexico Reorganization and the Ohio Reimbursements. See Notes 4 and 15.
[2]	The sum of the quarterly net income per share amounts may not total to each full year amount presented in the Company's financial statements because these computations are made independently for each quarter and for the full year and take into account the weighted average number of common shares outstanding for each period, including the effect of dilutive securities for that period.
[3]	There were 25 anti-dilutive shares for the nine months ended September 30, 2013 and no anti-dilutive shares for the three months ended September 30, 2013 and three and nine months ended September 30, 2012.
[4]	Except as described in footnote (b), there are no anti-dilutive shares.